Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	Income Taxes
The provision for income tax was as follows:

(Recovery) expense	2020	2019	2018
Current corporate income tax – North America	$(245)	$354	$312
Current corporate income tax – North Sea	(4)	112	28
Current corporate income tax – Offshore Africa	17	44	54
Current PRT (1) – North Sea	(31)	(89)	(29)
Other taxes	6	13	9
Current income tax	(257)	434	374
Deferred corporate income tax	(181)	(895)	540
Deferred PRT (1) – North Sea	—	1	17
Deferred income tax	(181)	(894)	557
Income tax	$(438)	$(460)	$931
(1)Petroleum Revenue Tax.
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2020	2019	2018
Canadian statutory income tax rate	24.1%	26.5%	27.0%
Income tax provision at statutory rate	$(211)	$1,313	$951
Effect on income taxes of:
UK PRT and other taxes	(25)	(76)	(3)
Impact of deductible UK PRT and other taxes on corporate income tax	11	32	3
Foreign and domestic tax rate differentials	(52)	(48)	6
Non-taxable portion of capital (gains) losses	(10)	(65)	142
Stock options exercised for common shares	(25)	47	(41)
Income tax rate and other legislative changes	—	(1,618)	—
Non-taxable gain on corporate acquisitions	(52)	—	(119)
Revisions arising from prior year tax filings	(62)	(41)	(136)
Change in unrecognized capital loss carryforward asset	(10)	(65)	142
Other	(2)	61	(14)
Income tax	$(438)	$(460)	$931
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2020	2019
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$11,922	$12,074
Lease assets	380	412
Unrealized risk management activities	—	27
Investments	14	36
Investment in North West Redwater Partnership	767	593
Other	8	52
	13,091	13,194
Deferred income tax assets
Asset retirement obligations	(1,495)	(1,488)
Lease liabilities	(388)	(416)
Share-based compensation	(12)	(16)
Loss carryforwards	(1,032)	(685)
Unrealized foreign exchange loss on long-term debt	(20)	(49)
Deferred PRT	—	(1)
	(2,947)	(2,655)
Net deferred income tax liability	$10,144	$10,539
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2020	2019	2018
Property, plant and equipment and exploration and evaluation assets	$(158)	$(775)	$281
Lease assets	(11)	414	—
Unrealized foreign exchange loss (gain) on long-term debt	29	55	(75)
Unrealized risk management activities	(8)	(14)	18
Asset retirement obligations	(13)	(317)	175
Lease liabilities	6	(418)	—
Share-based compensation	4	(11)	(5)
Loss carryforwards	(182)	170	(61)
Investments	(22)	(10)	(50)
Investment in North West Redwater Partnership	174	179	162
Deferred PRT	—	1	17
PRT deduction for corporate income tax	—	—	(7)
Other	—	(168)	102
	$(181)	$(894)	$557
The following table summarizes the movements of the net deferred income tax liability during the year:

	2020	2019	2018
Balance – beginning of year	$10,539	$11,451	$10,975
Deferred income tax (recovery) expense	(181)	(894)	557
Deferred income tax expense (recovery) included in other comprehensive income	—	8	(6)
Foreign exchange adjustments	(3)	(26)	41
Business combinations (note 6,7)	(211)	—	(116)
Balance – end of year	$10,144	$10,539	$11,451
Current income taxes recognized in each operating segment will vary depending upon available income tax deductions related to the nature, timing and amount of capital expenditures incurred in any particular year.
During 2019, the Government of Alberta enacted legislation that decreased the provincial corporate income tax rate from 12% to 11% effective July 2019, with a further 1% rate reduction every year on January 1 until the provincial corporate income tax rate is 8% on January 1, 2022. As a result of this corporate income tax rate reduction, the Company's deferred corporate income tax liability decreased by $1,618 million for the years ended December 31, 2019. During 2020, the Government of Alberta substantively enacted legislation to accelerate this reduction, lowering the corporate tax rate from 10% to 8%, effective July 1, 2020. This acceleration did not have a significant impact on the Company's deferred corporate income tax liability at December 31, 2020.
The Company files income tax returns in the various jurisdictions in which it operates. These tax returns are subject to periodic examinations in the normal course by the applicable tax authorities. The tax returns as prepared may include filing positions that could be subject to differing interpretations of applicable tax laws and regulations, which may take several years to resolve. The Company does not believe the ultimate resolution of these matters will have a material impact upon the Company’s reported results of operations, financial position or liquidity.
Deferred income tax assets are recognized for temporary differences to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company has not recognized deferred income tax assets with respect to taxable capital loss carryforwards in excess of $1,000 million in North America, which can be carried forward indefinitely and only applied against future taxable capital gains. In addition, the Company has not recognized deferred income tax assets related to North American tax pools of approximately $750 million, which can only be claimed against income from certain oil and gas properties.
Deferred income tax liabilities have not been recognized on the unremitted net earnings of wholly controlled subsidiaries. The Company is able to control the timing and amount of distributions and no taxes are payable on distributions from these subsidiaries provided that the distributions remain within certain limits.